STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' DEFICIT

NOTE 9 - STOCKHOLDERS' DEFICIT

Stock Purchase Agreement

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company.  The Company also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement was to be declared effective by March 31, 2011, LPC did not terminate the Purchase Agreement. The registration statement was declared effective on May 10, 2011, without any penalty.

After the SEC has declared effective the registration statement related to the transaction, the Company has the right, in their sole discretion, over a 30-month period to sell the shares of common stock to LPC in amounts from $35,000 and up to $500,000 per sale, depending on the Company’s stock price as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $10 million funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC.  LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock.  The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us.  Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share.  The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain issuances; if issuances are at prices lower than the current exercise price (see Note 6). The warrants have an expiration date of January 2016.

Concurrently, in consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 more shares pro rata as LPC purchases up to the remaining $9.85 million.

During the year ended December 31, 2011, the Company drew $200,000 under the Purchase Agreement and issued 1,119,377 shares of common stock, including 12,183 commitment shares that were eared on a pro-rata basis as described above. The Company still has $9,650,000 available on the Purchase Agreement as of December 31, 2011; however, no additional monies are expected to be drawn down until sometime during the second quarter of 2012. There have been $35,000 in draw downs subsequent to December 31, 2011 year end resulting in 235,465 additional shares being issued under the Purchase Agreement.

The Company accounted for the 428,571 common stock warrants with ratchet provisions in accordance with ASC 815 whereby the warrants require liability classification. As the warrants are considered a cost of permanent equity, the value of the warrants netted against the equity recognized in additional paid-in capital. See note 6 for valuation of warrants. The 600,000 shares of common stock issued in connect with the agreement were also considered a cost of permanent equity. However, because the value of the shares both add to additional paid-in capital for the value of shares issued and net against it as a cost of capital, they were recorded at par value with a corresponding reduction to additional-paid-in capital.

The remaining 600,000 shares that are to be issue pro-rata as the Company draws on the Purchase Agreement are also a cost of capital and are recorded as earned by LPC. The value of the shares both add to additional paid-in capital for the value of shares issued and net against it as a cost of capital; accordingly, they are recorded at par value with a corresponding reduction to additional-paid-in capital when earned.

Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan

On December 14, 2006, the Company established the 2006 incentive and nonstatutory stock option plan (the “Plan”). The Plan is intended to further the growth and financial success of the Company by providing additional incentives to selected employees, directors, and consultants. Stock options granted under the Plan may be either "Incentive Stock Options" or "Nonstatutory Options" at the discretion of the Board of Directors. The total number of shares of Stock which may be purchased through exercise of Options granted under this Plan shall not exceed ten million (10,000,000) shares, they become exercisable over a period of no longer than five (5) years and no less than 20% of the shares covered thereby shall become exercisable annually.

On October 16, 2007, the Board reviewed the Plan. As such, it determined that the Plan was to be used as a comprehensive equity incentive program for which the Board serves as the Plan administrator; and therefore added the ability to grant restricted stock awards under the Plan.

Under the amended and restated Plan, an eligible person in the Company’s service may acquire a proprietary interest in the Company in the form of shares or an option to purchase shares of the Company’s common stock. The amendment includes certain previously granted restricted stock awards as having been issued under the amended and restated Plan. As of December 31, 2011, 3,307,159 options and 1,238,359 shares have been issued under the plan. As of December 31, 2011, 5,454,482 shares are still issuable under the Plan.

Stock Options

On December 14, 2006, the Company granted options to purchase 1,990,000 shares of common stock to various employees and consultants having a $2.00 exercise price. The value of the options granted was determined to be approximately $4,900,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 99%, expected life of five (5) years, risk free interest rate of 4.73%, market price per share of $3.05, and no dividends. The Company expensed the value of the options over the vesting period of two years for the employees. For non-employees the Company revalued the fair market value of the options at each reporting period under the provisions of ASC 505. On December 14, 2011 all 1,970,000 of these options expired while 20,000 were exercised in a prior year.

On December 20, 2007, the Company granted options to purchase 1,038,750 shares of the Company’s common stock to various employees and consultants having an exercise price of $3.20 per share. In addition, on the same date, the Company granted its President and Chief Executive Officer 250,000 and 28,409 options to purchase shares of the Company’s common stock having an exercise price of $3.20 and $3.52, respectively. The value of the options granted was determined to be approximately $3,482,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.09%, market price per share of $3.20, and no dividends. Of the total 1,317,159 options granted on December 20, 2007, 739,659 vested immediately and 27,500 issued to consultants vested monthly over a one year period, and 550,000 of the options vested upon two contingent future events. Management’s belief at the time of the grant was that the events were probable to occur and were within their control, and thus accounted for the remaining vesting under ASC 718 by straight-lining the vesting through the expected date on which the future events were to occur. At the time, management believed that future date was June 30, 2008. This determination was based on the fact that the Company appeared to be on track to receive the permits and the related funding was available. In June 2008, the Company determined that the June 30, 2008 estimate would not be met due to delays in receiving the necessary permits and thus modified the date to September 30, 2008. In September 2008, the Company determined that the September 30, 2009 deadline would not be met due to the difficulty in obtaining financing due to the pending collapse of the capital markets. At that point the remaining unamortized portion was immaterial and thus, the Company expensed the remaining amounts. Although the options were expensed according to ASC 718, the recipients are still not fully vested as the triggering events have not yet occurred. The original grant date fair value of the 550,000 unvested options was $2.70.

The Company accounts for the stock options to consultants under the provisions of ASC 505. In accordance with ASC 505, the options awarded to consultants under the 2006 and 2007 Stock Option Grant were re-valued periodically using the Black-Scholes option pricing model over the vesting period. As of December 31, 2011 and 2010 stock options to consultants were fully vested and expensed.

In connection with the Company’s 2007 and 2006 stock option awards, during the years ended December 31, 2011, and 2010 and for the period from March 28, 2006 (Inception) to December 31, 2011, the Company recognized stock based compensation, including consultants, of approximately $0, $0, and $4,487,000 to general and administrative expenses and $0, $0, and $4,368,000 to project development expenses, respectively. There is no additional future compensation expense to record at December 31, 2011 based on previous awards.

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, 2010 and 2011 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40
Granted during the year	-
Exercised during the year	-
Expired during the year	(2,057,500)	2.00
Options exercisable at December 31, 2011	1,229,659	$3.21	1.00

There were no amounts received for the exercise of stock options in 2011 or 2010.

The following table summarizes information concerning outstanding and exercisable options at December 31, 2011:

		OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise Prices	Outstanding as of 12/31/2011	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable as of 12/31/2011	Weighted- Average Exercise Price

$3.20 - $3.52	1,229,659	1.00	$3.21	767,159	$3.21

As of December 31, 2011, the average intrinsic value of the options outstanding is zero as the exercise prices were in excess of the closing price of the Company’s common stock as of December 31, 2011.

Private Offerings

On January 5, 2007, the Company completed a private offering of its stock, and entered into subscription agreements with four accredited investors. In this offering, the Company sold an aggregate of 278,500 shares of the Company’s common stock at a price of $2.00 per share for total proceeds of $557,000. The shares of common stock were offered and sold to the investors in private placement transactions made in reliance upon exemptions from registration pursuant to Section 4(2) under the Securities Act of 1933. In addition, the Company paid $12,500 in cash and issued 6,250 shares of their common stock as a finder’s fee.

On December 3, 2007 and December 14, 2007, the Company issued an aggregate of 5,740,741 shares of common stock at $2.70 per share and issued warrants to purchase 5,740,741 shares of common stock for gross proceeds of $15,500,000. The warrants have an exercise price of $2.90 per share and expire five years from the date of issuance.

The value of the warrants was determined to be approximately $15,968,455 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.28%, market price per share of $3.26, and no dividends. The relative fair value of the warrants did not have an impact on the financial statements as they were issued in connection with a capital raise and recorded as additional paid-in capital.

The warrants are subject to “full-ratchet” anti-dilution protection in the event the Company (other than excluded issuances, as defined) issues any additional shares of stock, stock options, warrants or any securities exchangeable into common stock at a price of less than $2.90 per share. If the Company issues securities for less $2.90 per share then the exercise price for the warrants shall be adjusted to equal to the lower price. See Note 6, for additional information regarding these warrants.

In connection with the capital raise, the Company paid $1,050,000 to placement agents, $90,000 in legal fees and issued warrants for the purchase of 222,222 shares of common stock. The warrants were valued at $618,133 based on the Black-Scholes assumptions above as recorded as a cost of the capital raised by the Company.

Issuance of Common Stock related to Employment Agreements

In January 2007, the Company issued 10,000 shares of common stock to an employee in connection with an employment agreement. The shares were valued on the initial date of employment at $40,000 based on the closing market of the Company’s common stock on that date.

On February 12, 2007, the Company entered into an employment agreement with a key employee, and simultaneously entered into a consulting agreement with an entity controlled by such employee; both agreements were effective March 16, 2007. Under the terms of the consulting agreement, the consulting entity received 50,000 restricted shares of the Company’s common stock. The common stock was valued at approximately $275,000 based on the closing market price of the Company’s common stock on the date of the agreement. The shares vested in equal quarterly installments on February 12, 2007, June 1, December 1, and December 1, 2007. The Company amortized the entire fair value of the common stock of $275,000 over the vesting period during the year ended December 31, 2007. No additional issuances were made in 2008, 2009 and 2010.

Shares Issued for Services

On August 27, 2009, the Company entered into a 6-month Consulting Agreement with Mirador Consulting, Inc. Pursuant to the Agreement, the Company will receive services in connection with mergers and acquisitions, corporate finance, corporate finance relations, introductions to other financial relations companies and other financial services. As consideration for these services, the Company made monthly cash payments of $3,000 and issued 200,000 shares of the Company’s common stock in exchange for $200. The Company valued the shares at $0.80 based upon the closing price of the Company’s common stock on the date of the agreement. Under the terms of the agreement, the shares did not have any future performance requirement nor were they cancellable. The Company expensed the entire value on the date of the agreement and recorded to general and administrative expense. Under the terms of the agreement the Company was to issue 100,000 shares on execution of the agreement on November 15, 2009. On May 24, 2010, the Company issued the remaining 100,000 shares.

Throughout the year ended December 31, 2011, the Company issued 718,963 shares of common stock for legal services provided, which compares to 75,000 shares for the same services in 2010. In connection with this issuance the Company recorded $162,000 in legal expense which is included in general and administrative expense, which compares to $20,250 in 2010.

Throughout the year ended December 31, 2011, the Company issued 139,549 shares of common stock for compliance services provided, which compares to zero shares for the same services in 2010. In connection with this issuance the Company recorded $22,962 in compliance expenses which is included in general and administrative expense, which compares to $0 in 2010.

On September 16, 2011, the Company issued 10,000 shares of common stock for consulting services provided, which compares to zero shares for the same services in 2010. In connection with this issuance the Company recorded $1,800 in consulting expenses which is included in general and administrative expense, which compares to $0 in 2010.

Shares Issued for Settlement of Accrued Expenses

On December 28, 2011, the Company issued 527,980 shares of common stock in lieu of cash for back rent owed of $81,837. In connection with this issuance the Company recorded a gain on the settlement of accrued rent expenses of $7,920 which is included in the accompanying statement of operations.

Private Placement Agreements

During the year ended December 31, 2007, the Company entered into various placement agent agreements, whereby payments are only ultimately due if capital is raised.

Warrants Issued

See Notes 5, 6, 9 and 10 for warrants issued with debt and equity financings.

On August 27, 2009, the Company entered into a six month consulting agreement. Pursuant to the agreement, the Company grated the consultant a warrant to purchase 100,000 shares of common stock at an exercise price of $3.00 per share. The value of the warrant issued was determined to be approximately $8,300 based on the Black-Scholes option pricing model using the following assumptions: volatility of 108%, expected life of one (1) year, risk free interest rate of 2.48%, market price per share of $0.80, and no dividends. The value of the warrants was expensed during the year ended December 31, 2009. These warrants expired on August 27, 2010.

On December 15, 2010, the Company issued to Arnold Klann, a Director and Executive at the Company, a warrant to purchase 500,000 shares of common stock at an exercise price of $0.50 per share pursuant to a loan agreement. See Note 10.

On January 19, 2011, the Company issued to Lincoln Park Capital, a warrant to purchase 428,571 shares of common stock at an exercise price of $0.55 per share pursuant to a stock purchase agreement. See Note 9.

Warrants Cancelled

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. (see Note 6).

Warrants Outstanding

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009 and 2010 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	(2.90)
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	(2.92)
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98
Issued during the year	428,581	0.55
Expired during the year	(200,000)	5.00
Outstanding and exercisable at December 31, 2011	7,115,275	$2.65	1.20